Financial Instruments - Summary of Carrying Amounts and Fair Values of Financial Assets and Financial Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
– Environmental trust funds	$ 98.8	$ 88.1	$ 79.3
– Trade and other receivables	198.0	263.7
– Investments	112.1	138.6
Cash and cash equivalents	769.4	524.7	886.8	$ 515.0
– Borrowings	1,079.3	1,078.1
– Trade and other payables	501.2	480.5
– Lease liabilities	394.2	415.5	$ 429.0
Carrying amount | Financial liabilities measured at fair value
Disclosure of detailed information about financial instruments [line items]
– Gold and foreign exchange derivative contracts		6.8
Total		6.8
Carrying amount | Financial liabilities measured at fair value | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
– Gold and foreign exchange derivative contracts		6.8
Carrying amount | Financial liabilities not measured at fair value
Disclosure of detailed information about financial instruments [line items]
– Borrowings	1,079.3	1,078.1
– Trade and other payables	501.2	480.5
– Lease liabilities	394.2	415.5
Total	1,974.7	1,974.1
Carrying amount | Financial liabilities not measured at fair value | Other financial liabilities measured at amortised cost
Disclosure of detailed information about financial instruments [line items]
– Borrowings	1,079.3	1,078.1
– Trade and other payables	501.2	480.5
– Lease liabilities	394.2	415.5
Total	1,974.7	1,974.1
Carrying amount | Financial assets measured at fair value
Disclosure of detailed information about financial instruments [line items]
– Environmental trust funds	2.9	2.9
– Trade and other receivables	29.6	25.8
– Investments	34.5	30.9
– Asanko redeemable preference shares	60.3	94.5
– Oil derivatives contracts		5.1
Total	127.3	159.2
Carrying amount | Financial assets measured at fair value | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
– Environmental trust funds	2.9	2.9
– Trade and other receivables	29.6	25.8
– Oil derivatives contracts		5.1
Total	32.5	33.8
Carrying amount | Financial assets measured at fair value | Fair value through OCI
Disclosure of detailed information about financial instruments [line items]
– Investments	34.5	30.9
– Asanko redeemable preference shares	60.3	94.5
Total	94.8	125.4
Carrying amount | Financial assets not measured at fair value
Disclosure of detailed information about financial instruments [line items]
– Environmental trust funds	95.9	85.2
– Trade and other receivables	42.2	56.5
– Loan advanced - contractor	23.4	27.3
Cash and cash equivalents	769.4	524.7
Total	930.9	693.7
Carrying amount | Financial assets not measured at fair value | Financial assets measured at amortised cost
Disclosure of detailed information about financial instruments [line items]
– Environmental trust funds	95.9	85.2
– Trade and other receivables	42.2	56.5
– Loan advanced - contractor	23.4	27.3
Cash and cash equivalents	769.4	524.7
Total	930.9	693.7
Fair value | Financial liabilities measured at fair value
Disclosure of detailed information about financial instruments [line items]
– Gold and foreign exchange derivative contracts		6.8
Total		6.8
Fair value | Financial liabilities not measured at fair value
Disclosure of detailed information about financial instruments [line items]
– Borrowings	1,089.6	1,191.6
– Trade and other payables	501.2	480.5
– Lease liabilities	394.2	415.5
Total	1,985.0	2,087.6
Fair value | Financial assets measured at fair value
Disclosure of detailed information about financial instruments [line items]
– Environmental trust funds	2.9	2.9
– Trade and other receivables	29.6	25.8
– Investments	34.5	30.9
– Asanko redeemable preference shares	60.3	94.5
– Oil derivatives contracts		5.1
Total	127.3	159.2
Fair value | Financial assets not measured at fair value
Disclosure of detailed information about financial instruments [line items]
– Environmental trust funds	95.9	85.2
– Trade and other receivables	42.2	56.5
– Loan advanced - contractor	23.4	27.3
Cash and cash equivalents	769.4	524.7
Total	$ 930.9	$ 693.7